Transactions with Related Parties - Summary of Related Party Transactions (Detail) - Related Parties [Member] - USD ($)	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Apr. 10, 2025	Jul. 14, 2024	Jun. 30, 2024
Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		$ 18,000	$ 0
Commission – vessel purchased [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		161,900	0
Executive compensation on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		223,059
Rental expense on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		2,386
Interest Expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 175,395	1,691,831		$ 0	$ 0	$ 1,516,436
Brave Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		263,120	8,800
Brave Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		295,839	1,812
Brave Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		49,167	1,667
Stealth Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		0	150,480
Stealth Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		0	57,125
Stealth Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		0	28,333
Former Parent [Member] | General and administrative expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		$ 0	$ 268,089